INCOME TAX - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 18,103	$ 6,821
Valuation allowance	(18,103)	(6,821)
Net deferred tax assets	0	0
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,307	5,660
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,526	1,126
Depreciation/CCA differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	227	12
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 43	$ 23